Employee Benefit Plans - Schedule of Financial Instruments Included in Plan Assets Carried and Measured at Fair Value on a Recurring Basis (Details) - Defined benefit pension plan - USD ($)
$ in Millions
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 999		$ 910		$ 806
Total | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	999		910
Level 1 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	240		73
Level 2 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	755		833
Level 3 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4		4
Cash and cash equivalents | Total | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9		1
Cash and cash equivalents | Level 1 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9		1
Cash and cash equivalents | Level 2 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Cash and cash equivalents | Level 3 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Registered investment companies, Cash management fund | Total | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1		3
Registered investment companies, Cash management fund | Level 1 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1		3
Registered investment companies, Cash management fund | Level 2 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Registered investment companies, Cash management fund | Level 3 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Registered investment companies, Equity funds | Total | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	65		69
Registered investment companies, Equity funds | Level 1 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	65		69
Registered investment companies, Equity funds | Level 2 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Registered investment companies, Equity funds | Level 3 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Fixed Income Funds | Total | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	266
Fixed Income Funds | Level 1 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Fixed Income Funds | Level 2 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	266
Fixed Income Funds | Level 3 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Fixed income securities | Total | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48		40
Fixed income securities | Level 1 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Fixed income securities | Level 2 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48		40
Fixed income securities | Level 3 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Private investment funds-redeemable | Total | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	606	[1]	793	[2]
Private investment funds-redeemable | Level 1 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	165	[1]	0	[2]
Private investment funds-redeemable | Level 2 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	441	[1]	793	[2]
Private investment funds-redeemable | Level 3 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[2]
Insurance annuity contracts | Total | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4		4
Insurance annuity contracts | Level 1 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Insurance annuity contracts | Level 2 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Insurance annuity contracts | Level 3 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 4		$ 4		$ 3

[1]	39% of portfolio is invested in equity index funds, 44% in fixed income investments, 6% in cash and cash equivalents, and 11% in other investments.
[2]	35% of portfolio is invested in equity index funds, 61% in fixed income investments, 3% in cash and cash equivalents, and 1% in other investments.